SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED USING THE BLACK-SCHOLES OPTION PRICING MODEL (Details) - Employee Stock [Member]	12 Months Ended
Dec. 31, 2023 $ / shares
Minimum [Member]
Exercise price	$ 39.2
Expected volatility	95.00%
Risk-free interest	4.50%
Expected life of up to (years)	4 years 1 month 6 days
Maximum [Member]
Exercise price	$ 6.86
Expected volatility	90.00%
Risk-free interest	3.80%
Expected life of up to (years)	4 years 4 months 24 days